Shareholders' Equity, Capital Ratios and Other Regulatory Matters - Actual Capital Amounts and Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Consolidated
Tier 1 Leverage
Minimum amount	$ 1,168,343	$ 1,073,381
Minimum ratio	4.00%	4.00%
Actual amount	$ 2,812,863	$ 2,509,496
Actual ratio	9.63%	9.35%
Common Equity Tier 1 (CET1)
Minimum amount	$ 1,125,405	$ 1,011,732
Minimum ratio	4.50%	4.50%
Actual amount	$ 2,680,766	$ 2,377,398
Actual ratio	10.72%	10.57%
Tier 1 Risk-Based Capital (1)
Minimum amount	$ 1,500,540	$ 1,348,977
Minimum ratio	6.00%	6.00%
Actual amount	$ 2,812,863	$ 2,509,496
Actual ratio	11.25%	11.16%
Total Risk-Based Capital (1)
Minimum amount	$ 2,000,720	$ 1,798,635
Minimum ratio	8.00%	8.00%
Actual amount	$ 3,084,764	$ 2,780,095
Actual ratio	12.33%	12.37%
IBERIABANK
Tier 1 Leverage
Minimum amount	$ 1,165,537	$ 1,070,789
Minimum ratio	4.00%	4.00%
Well capitalized amount	$ 1,456,921	$ 1,338,487
Well capitalized ratio	5.00%	5.00%
Actual amount	$ 2,733,099	$ 2,437,275
Actual ratio	9.38%	9.10%
Common Equity Tier 1 (CET1)
Minimum amount	$ 1,122,712	$ 1,009,553
Minimum ratio	4.50%	4.50%
Well capitalized amount	$ 1,621,695	$ 1,458,243
Well capitalized ratio	6.50%	6.50%
Actual amount	$ 2,733,099	$ 2,437,275
Actual ratio	10.95%	10.86%
Tier 1 Risk-Based Capital (1)
Minimum amount	$ 1,496,949	$ 1,346,070
Minimum ratio	6.00%	6.00%
Well capitalized amount	$ 1,995,932	$ 1,794,760
Well capitalized ratio	8.00%	8.00%
Actual amount	$ 2,733,099	$ 2,437,275
Actual ratio	10.95%	10.86%
Total Risk-Based Capital (1)
Minimum amount	$ 1,995,932	$ 1,794,760
Minimum ratio	8.00%	8.00%
Well capitalized amount	$ 2,494,915	$ 2,243,450
Well capitalized ratio	10.00%	10.00%
Actual amount	$ 2,888,500	$ 2,591,374
Actual ratio	11.58%	11.55%